State Street My2026 Municipal Bond ETF N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Dec. 30, 2025